NET LOSS PER SHARE (Schedule of Net Profit (Loss) Per Share from Continuing and Discontinued Operations) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and Diluted loss per share:
Net loss from continuing operations	$ (0.21)	$ (0.62)	$ (0.86)
Profit (loss) from discontinued operation	0.17	(0.33)
Total Basic and diluted net loss per share	$ (0.04)	$ (0.95)	$ (0.86)